Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Detailed information on intangible assets
Research and development expense	€ 49,673	€ 48,645
Depreciation and amortisation expense	414,166	387,906
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense	€ 2,066	€ 1,302